FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2017
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value
The below table sets forth the Company's assets and liabilities that were measured at fair value as of June 30, 2017 and December 31, 2016 by level within the fair value hierarchy. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	June 30, 2017 (unaudited)
	Level 1	Level 2	Level 3	Total
Assets:

Foreign exchange contracts	-	$99	-	$99

Total assets	-	$99	-	$99

Liabilities:

Liabilities presented at fair value	-	-	$300	$300

Total liabilities	-	-	$300	$300

	December 31, 2016 (audited)
	Level 1	Level 2	Level 3	Total
Liabilities:

Contingent Considerations related to acquisitions	-	-	$271	$271
Foreign exchange contracts	-	$7	-	$7
Liability presented at fair value	-	-	$512	$512

Total liabilities	$-	$7	$783	$790

Change of Fair Value Measurements
The following table set forth the change of fair value measurements that are categorized within Level 3:

Total fair value as of January 1, 2017	$783

Cash settlements	(271)
Changes in fair value recognized in expenses	(212)

Total fair value as of June 30, 2017 (unaudited)	$300